Average Annual Total Returns{- Fidelity Focused High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity Focused High Income Fund	Fidelity Focused High Income Fund Return Before Taxes Past 1 year	Fidelity Focused High Income Fund Return Before Taxes Past 5 years	Fidelity Focused High Income Fund Return Before Taxes Past 10 years	Fidelity Focused High Income Fund After Taxes on Distributions Past 1 year	Fidelity Focused High Income Fund After Taxes on Distributions Past 5 years	Fidelity Focused High Income Fund After Taxes on Distributions Past 10 years	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 10 years	ML039 Past 1 year	ML039 Past 5 years	ML039 Past 10 years
Total	4.50%	6.81%	5.60%	2.83%	4.88%	3.34%	2.61%	4.38%	3.38%	7.89%	8.16%	6.97%